Debt and Interest Expense - Debt Activity Table (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Changes in Debt Outstanding [Roll Forward]
Beginning balance	[1]	$ 3,464,712
Other		(20,584)	$ 3,404
Ending balance	[1]	4,787,381	3,464,712
WES RCF [Member] | Revolving Credit Facility [Member]
Changes in Debt Outstanding [Roll Forward]
Beginning balance		370,000
RCF borrowings		540,000	370,000
Repayments of RCF borrowings		(690,000)
Ending balance		220,000	370,000
APCWH Note Payable [Member]
Changes in Debt Outstanding [Roll Forward]
Beginning balance		98,966
APCWH Note Payable borrowings		321,780	98,813
Ending balance		427,493	98,966
Senior Notes [Member] | 4.500% Senior Notes due 2028 [Member]
Changes in Debt Outstanding [Roll Forward]
Beginning balance		0
Issuance of senior notes		400,000
Ending balance		394,631	0
Senior Notes [Member] | 5.300% Senior Notes due 2048 [Member]
Changes in Debt Outstanding [Roll Forward]
Beginning balance		0
Issuance of senior notes		700,000
Ending balance		686,648	0
Senior Notes [Member] | 4.750% Senior Notes due 2028 [Member]
Changes in Debt Outstanding [Roll Forward]
Beginning balance		0
Issuance of senior notes		400,000
Ending balance		395,841	0
Senior Notes [Member] | 5.500% Senior Notes due 2048 [Member]
Changes in Debt Outstanding [Roll Forward]
Beginning balance		0
Issuance of senior notes		350,000
Ending balance		342,328	0
Senior Notes [Member] | 2.600% Senior Notes due 2018 [Member]
Changes in Debt Outstanding [Roll Forward]
Beginning balance		349,684
Repayment of senior notes		(350,000)
Ending balance		0	349,684
Long Term Debt Obligations [Member]
Changes in Debt Outstanding [Roll Forward]
Beginning balance		3,563,678	3,091,461
Ending balance		$ 5,214,874	$ 3,563,678

[1]	Financial information has been recast to include the financial position and results attributable to AMA. See Note 1 and Note 3.